Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

Net sales by major product and services are as follows:

	2015	2014
Sales of PV solar system	$77,438	—
EPC revenue	48,014	$87,281
Trading revenue of PV solar components	41,623	1,080
Electricity revenue with PPAs	16,226	2,144
Pre-development project sales	4,545	—
Financial service revenue	1,486	—
Others	1,178	1,137

	$190,510	$91,642

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Net sales by geographic location are as follows:

Location (a)	2015	2014
China	$56,745	$76,426
United Kingdom	50,345	—
Australia	35,418	—
United States	29,925	14,690
Greece	8,720	526
Japan	6,626	—
Italy	1,395	—
Germany	1,336	—

	$190,510	$91,642

(a)	Sales are attributed to countries based on location of customer.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets Including Property, Plant and Equipment and Project Assets, Noncurrent in Individual Foreign Countries by Country

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	2015	2014
China	$68,831	$46,872
Greece	59,385	68,708
United States	34,522	11,630
Italy	10,048	—
Japan	11,464	493
UK	1,499	—
Australia	331	—
Germany	84	—

	$186,164	$127,703